COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 10, 2021	Sep. 06, 2016	Jun. 05, 2016	Jun. 22, 2022	Jan. 22, 2022	Dec. 31, 2021	Jan. 22, 2020	Dec. 31, 2009	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 24, 2022	Mar. 31, 2021	Jul. 24, 2019
Area of operating leases								12,835
Escrow agent rate per share																	$ 1.90
Consideration received																	$ 885,144
Financing agreement amount						$ 1,000,000							$ 1,000,000
Operating lease cost													$ 110,701	$ 114,591
Royalty percent			20
Licences			$ 1,000,000.0
Warrants							5,000,000
Warrants broken into four tranches							1,250,000
Strike price							$ 0.25
Net loss increased							$ 318,000
Sales			$ 4,000,000.0
Shares exchange						13,607,609							13,607,609	13,138,282		13,180,417
Proceeds from related party debt				$ 31,285
Net loss									$ (1,102,000)	$ 68,000	$ (2,534,000)	$ (1,626,000)	$ (2,070,000)	$ (279,000)
Accumulated deficit						$ 142,400,000			145,500,000		145,500,000		142,400,000
Shenghuo Medical, LLC [Member]
Payment receive descriptions			the right to receive payments equal to 2% of the Company’s future sales in the United States, up to an aggregate of $4.0 million
Shandong Yaohua Medical Instrument Corporation [Member]
Balance due for outstanding purchase order						177,000			$ 26,965		$ 26,965		177,000
Shares exchange														12,147			12,147
Proceeds from related party debt													353,635
Consulting Agreement [Member] | Lee Bowles
Warrants									375,000
Consulting Agreement [Member] | Black-scholes
Warrants									800,000
Recognized expense									364,800
Consulting Agreement [Member] | Binomial Lattice Model
Recognized expense									15,057
Consulting Agreement [Member] | Advisory Group
Warrants							5,000,000								800,000
Exercise price															$ 0.50
Consulting Agreement [Member] | Mr. Gruijic
Warrants															600,000
Exercise price															$ 0.75
Additional Warrants															600,000
Consulting Agreement [Member] | Mr. Blumberg
Warrants									875,000
expense for the warrants						$ 200,959
Terms of amendment to agreement	on September 26, 2021, 900,000 3-year warrants with an exercise price of $0.30 and 400,000 common stock shares; (2) on March 26, 2022, 900,000 3-year warrants with an exercise price of $0.40 and 400,000 common stock shares; (3) on September 26, 2022, 900,000 3-year warrants with an exercise price of $0.50 and 400,000 common stock shares; and (4) on March 26, 2023, 900,000 3-year warrants with an exercise price of $0.60 and 400,000 common stock shares.	royalty initially equal to $0.10, and from and after October 2, 2016, equal to $0.20, for each disposable				the consulting agreement was amended to clarify that $350,000 is not intended to be debt and will not be required to be repaid in cash. The Company confirmed an obligation to provide Mr. Blumberg with 950,000 fully transferrable warrants, which will expire on January 1, 2024 and have an exercise price of $0.25. Issuance of the warrants owed to Mr. Blumberg for his services is now predicated on the Company receiving funding receipts of $1,000,000
Subscription receivable	$ 350,000
Related party liability written off										$ 350,000		$ 350,000
Gain on writing off the liability	$ 350,000
Description of exchange of subscription	(1) on September 26, 2021, 900,000 3-year warrants with an exercise price of $0.30 and 400,000 common stock shares; (2) on March 26, 2022, 900,000 3-year warrants with an exercise price of $0.40 and 400,000 common stock shares; (3) on September 26, 2022, 900,000 3-year warrants with an exercise price of $0.50 and 400,000 common stock shares; and (4) on March 26, 2023, 900,000 3-year warrants with an exercise price of $0.60 and 400,000 common stock shares.
Promotional Agreement [Member]
Consulting expenses									$ 79,444				556,111
Fair vaue of warrants					$ 715,000		$ 715,000
Unrecognized consulting expense									$ 0				$ 79,444
Net loss														$ 719,000,000
Accumulated deficit														$ 140,200,000
Royalty Agreement [Member]
Royalty paid description		royalty initially equal to $0.10, and from and after October 2, 2016, equal to $0.20, for each disposable
Royalty consideration		$ 50,000